Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deposits [Abstract]
Composition of Deposits
The composition of deposits at December 31 was as follows:

(Dollars in Millions)	2025	2024
Noninterest-bearing deposits	$84,116	$84,158
Interest-bearing deposits
Interest checking	132,217	127,188
Money market savings	192,118	206,805
Savings accounts	65,733	45,389
Time deposits	48,032	54,769
Total interest-bearing deposits	438,100	434,151
Total deposits	$522,216	$518,309

Maturities of Time Deposits Outstanding	The maturities of time deposits outstanding at December 31, 2025 were as follows:

(Dollars in Millions)
2026	$46,873
2027	638
2028	178
2029	117
2030	222
Thereafter	4
Total	$48,032